Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events after December 31, 2024, up through February 19, 2025, the date at which the unaudited condensed consolidated financial statements were issued. Except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s unaudited condensed consolidated financial statements.

On January 29, 2025, the Company opened a new store at 369 Central Ave, Jersy City, NJ 07307.

14 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events after March 31, 2024, up through June 27, 2024, the date at which the consolidated financial statements were issued, except for the event mentioned below the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

On April 25, 2024, the Company paid off the loan from Sinoelite Corp of $100,000.

On June 7, 2024, the Company completed its initial public offering and issued 2,250,000 shares of common stock, at a price of $4.00 per share. The gross proceeds of the offering were $9.0 million, prior to deducting the underwriting discounts, commissions and offering expenses payable by the Company. In addition, the Company granted the underwriters a 30-day option to purchase an additional 337,500 shares of common stock at the initial public offering price, less underwriting discounts and commissions, to cover over-allotments. On June 25, 2024, the Company issued an additional 337,500 shares of common stock to the underwriters for gross proceeds of $1.4 million upon full exercise of the underwriters’ over-allotment option. Net proceeds received by the Company from the initial public offering, including the exercise of over-allotment option, were approximately $9.2 million. The Company also issued to The Benchmark Company, LLC, the representative of the underwriters, and its designees warrants to purchase 129,375 shares of its common stock.

On June 1, 2024, the Company engaged Taptalk LLC to promote the Company’s designated products or corporate image on the TikTok shop platform. The contract is valid from June 1, 2024 to June 2025. On June 14, 2024, the Company paid $160,500 to Taptalk LLC.